Pay vs Performance Disclosure - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

							Value of initial fixed $100 investment based on:
Year	SCT Total for PEO 1 (1)	SCT Total for PEO 2 (2)	CAP to PEO 1 (3) (4) (5)	CAP to PEO 2 (3) (4) (5)	Average SCT total for non-PEO NEOs (6)	Average CAP to non-PEO NEOs (3)(4)(7)	Total Shareholder Return	U.S. MSCI REIT Index Total Shareholder Return (8)	Net Income	Core EBITDA (9)
2022	$7,689,546	$—	$7,697,775	$—	$2,038,558	$2,024,259	$87.55	$99.82	$(19.4)	$499.8
2021	$1,489,979	$4,661,919	$1,613,153	$(4,910,137)	$1,469,331	$575,335	$98.24	$132.23	$(30.5)	$474.5
2020	$—	$5,361,399	$—	$8,160,368	$1,791,744	$2,352,327	$109.03	$92.43	$24.5	$425.9

Company Selected Measure Name		Core EBITDA
Named Executive Officers, Footnote [Text Block]		The Principal Executive Officer (PEO) is George F. Chappelle, who began serving as our Chief Executive Officer in February, 2022. The second Principal Executive Officer (PEO) is Fred Boehler, who served as our Chief Executive Officer through November, 2021.
Peer Group Issuers, Footnote [Text Block]		The selected peer group is the U.S. MSCI REIT Index which is the sole measurement of our performance based equity awards.
Adjustment To PEO Compensation, Footnote [Text Block]	Our PEO and non-PEO NEOs do not receive pension benefits, therefore no adjustments were made. Dividend equivalents and distributions are already factored into our Fair Market Value (“FMV”) used for our performance awards and included in Other Compensation on the Summary Compensation Table in our CD&A. To calculate Compensation Actually Paid (CAP) for the PEO, the fair value of equity awards were updated using the same methodology applied under ASC 718 and all equity adjustments were made in accordance with the SEC methodology for determining CAP for each year shown:

	2022		2021		2020
	PEO1 (Chappelle)	PEO2 (Boehler)	PEO1 (Chappelle)	PEO2 (Boehler)	PEO1 (Chappelle)	PEO2 (Boehler)
SCT Total for PEO	7,689,546	—	1,489,979	4,661,919	—	5,361,399
Subtract stock compensation and pension included in SCT	(3,452,311)	—	(1,260,006)	(3,583,397)	—	(3,028,791)
Add pension attributable to current year's service and any change in pension value attributable to plan amendments made in the current year	—	—	—	—	—	—
Add fair value of equity compensation granted in current year – value at year-end	3,756,664	—	1,383,181	489,419		4,630,388
Add dividends paid on unvested shares/share units and stock options	—	—	—	—	—	—
Add/Subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	—	—	—	(1,458,139)	—	1,304,520
Add/Subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(296,125)	—	—	(763,992)	—	(107,148)
Add fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year - valued on date of vesting	—	—	—	273,131	—	—
Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	—	—	—	(4,529,078)	—	—
Total Adjustments	8,229	—	123,174	(9,572,057)	—	2,798,969
Compensation Actually Paid to PEO	7,697,775	—	1,613,153	(4,910,137)	—	8,160,368
		The non-PEO Named Executive Officers (NEOs) for 2022 were Marc Smernoff, Robert Chambers, David Moore and Samantha Charleston. The non-PEO NEOs in each of the 2021 and 2020 years were Marc Smernoff, Robert Chambers, Carlos Rodriguez and James Harron.
Non-PEO NEO Average Total Compensation Amount		$ 2,038,558	$ 1,469,331	$ 1,791,744
Non-PEO NEO Average Compensation Actually Paid Amount		$ 2,024,259	575,335	2,352,327
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Our PEO and non-PEO NEOs do not receive pension benefits, therefore no adjustments were made.To calculate average CAP for the non-PEO Named Executive Officers (NEOs), the fair value of equity awards were updated using the same methodology applied under ASC 718 and all equity adjustments were made in accordance with the SEC methodology for determining CAP for each year shown:

	2022	2021	2020
Average SCT Total for Non-PEO NEOs	$2,038,558	$1,469,331	$1,791,744
Subtract stock compensation and pension included in SCT	(861,488)	(891,024)	(824,658)
Add pension attributable to current year's service and any change in pension value attributable to plan amendments made in the current year	—	—	—
Add fair value of equity compensation granted in current year – value at year-end	907,540	659,162	1,196,685
Add dividends paid on unvested shares/share units and stock options	—	—	—
Add/Subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(16,661)	(567,834)	230,958
Add/Subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(43,690)	(94,300)	(42,402)
Add fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year - valued on date of vesting	—	—	—
Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	—	—	—
Total Adjustments	$(14,299)	$(893,996)	$560,583
Average Compensation Actually Paid to Non-PEO NEOs	$2,024,259	$575,335	$2,352,327

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Amount		$ 87.55	98.24	109.03
Peer Group Total Shareholder Return Amount		99.82	132.23	92.43
Net Income (Loss)		$ (19,400,000)	$ (30,500,000)	$ 24,500,000
Company Selected Measure Amount		499,800,000	474,500,000	425,900,000
Additional 402(v) Disclosure [Text Block]		Our company selected measure is Core EBITDA and the financial metric we believe best links compensation paid to our PEO and other NEOs.
George F. Chappelle [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 7,689,546	$ 1,489,979	$ 0
PEO Actually Paid Compensation Amount		7,697,775	1,613,153	0
PEO Name	George F. Chappelle
Fred Boehler [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		0	4,661,919	5,361,399
PEO Actually Paid Compensation Amount		0	$ (4,910,137)	8,160,368
PEO Name			Fred Boehler
PEO [Member] | George F. Chappelle [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,229	$ 123,174	0
PEO [Member] | George F. Chappelle [Member] | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,452,311)	(1,260,006)	0
PEO [Member] | George F. Chappelle [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | George F. Chappelle [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,756,664	1,383,181
PEO [Member] | George F. Chappelle [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | George F. Chappelle [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | George F. Chappelle [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(296,125)	0	0
PEO [Member] | George F. Chappelle [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | George F. Chappelle [Member] | Equity Awards Granted in Prior Year, Forfeited or Cancelled [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Fred Boehler [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(9,572,057)	2,798,969
PEO [Member] | Fred Boehler [Member] | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(3,583,397)	(3,028,791)
PEO [Member] | Fred Boehler [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Fred Boehler [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	489,419	4,630,388
PEO [Member] | Fred Boehler [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Fred Boehler [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(1,458,139)	1,304,520
PEO [Member] | Fred Boehler [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(763,992)	(107,148)
PEO [Member] | Fred Boehler [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	273,131	0
PEO [Member] | Fred Boehler [Member] | Equity Awards Granted in Prior Year, Forfeited or Cancelled [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(4,529,078)	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(14,299)	(893,996)	560,583
Non-PEO NEO [Member] | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(861,488)	(891,024)	(824,658)
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		907,540	659,162	1,196,685
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(16,661)	(567,834)	230,958
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(43,690)	(94,300)	(42,402)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Year, Forfeited or Cancelled [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 0